Other Financial Liabilities - Additional Information (Detail) - CLP ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Secured liabilities	$ 0	$ 0
Undrawn line of credits	146,268,500,000	416,862,000,000
Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	1,585,140,233,000	1,192,973,584,000
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	1,941,481,412,000	1,685,679,241,000
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	$ 247,030,075,000	$ 509,822,541,000